Note 4 - Other Investments (Details)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Company 1 [Member]	Mar. 31, 2013 Company 2 [Member]
Note 4 - Other Investments (Details) [Line Items]
Investment Fair Value Percentage Below Cost							5.80%	15.80%
Proceeds from Sale of Available-for-sale Securities		¥ 0		¥ 226,346,000		¥ 155,571,000
Available-for-sale Securities, Gross Realized Gains				9,140,000		90,700,000
Available-for-sale Securities, Gross Realized Losses				12,293,000
Cost Method Investments	26,140,000	2,461,339,000		2,077,232,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	210,000	19,788,000		87,911,000		13,131,000
OtherThanTemporaryImpairmentLosses Other Investments (in Dollars)	0	0	71,681,000		166,698,000
OtherThanTemporaryImpairmentLosses Other Investments	$ 0	¥ 0	$ 71,681,000		$ 166,698,000